Taxes on Income (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Abstract]
Israel			$ (10,583)	$ (3,587)	$ (2,923)
United States			(524)	(270)	(563)
Loss before income tax expense	$ (4,476)	$ (5,325)	$ (11,107)	$ (3,857)	$ (3,486)